DERIVATIVE LIABILITY (Details - Derivative liabilities by lenders) - USD ($)	May 31, 2025	May 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	$ 625,824	$ 206,113
Lender A [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	149,350	7,040
Lender B [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	109,980	0
Lender C [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	36,894	3,520
Lender D [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	210,350	55,268
5 other lenders [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability	$ 119,250	$ 140,285